Long-Term Debt - Additional Information - Revolvers and Term Loans (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) CreditFacility Vessel	Dec. 31, 2015 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal	$ 1,054,708,000	$ 1,166,301,000
Repayments of 2 bridge loans and a portion of the revolving credit facility	$ 845,800,000
New Debt Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 894,400,000.0
Collateral, number of vessels | Vessel	36
Minimum hull coverage ratios	125.00%
Actual hull coverage ratio	148.00%
New Debt Facility [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility	2
Total principal	$ 543,214,000	635,330,000
Secured Debt [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity	$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%
Secured Debt [Member] | Remaining Secured Debt [Member]
Debt Instrument [Line Items]
Collateral, number of vessels | Vessel	2
Revolving Credit Facilities [Member] | RevolvingCreditFacility1 [Member]
Debt Instrument [Line Items]
Total principal	$ 96,500,000	447,000,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility	3
Total principal	$ 511,494,000	530,971,000
Revolving credit facilities borrowing capacity	546,500,000.0	545,500,000.0
Undrawn amount of revolving credit facility	35,000,000	$ 14,600,000
Revolving Credit Facilities [Member] | Not Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Revolving Credit Facilities [Member] | Guaranteed By Teekay Corporation [Member]
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity	$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%
Revolving Credit Facilities [Member] | Remainder of 2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	$ 14,000,000
Revolving Credit Facilities [Member] | 2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	96,100,000
Revolving Credit Facilities [Member] | 2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	67,300,000
Revolving Credit Facilities [Member] | 2019 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	0
Revolving Credit Facilities [Member] | 2020 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	0
Revolving Credit Facilities [Member] | Thereafter [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under Revolvers	$ 369,100,000
Revolving Credit Facilities [Member] | Remaining Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of debt instruments | CreditFacility	2
Collateral, number of vessels | Vessel	7
Minimum hull coverage ratios	105.00%
Actual hull coverage ratio	120.00%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%	0.30%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.00%	2.80%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.00%	0.60%